FINANCIAL INVESTMENTS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
FINANCIAL INVESTMENTS
Financial assets measured at fair value through profit or loss - Investment funds (*)	₺ 1,682,839	₺ 17,557
Financial assets carried at amortised cost - Time deposits (**)	219,489
Financial investments	₺ 1,902,328	₺ 17,557
Interest rate of time deposit denominated in USD	1.00%
Maturity term of time deposits denominated in USD	5 months